ADDITIONAL PAID-IN CAPITAL (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 IDR (Rp) shares	Dec. 31, 2017 IDR (Rp) shares
Disclosure of classes of share capital [line items]
Additional paid-in capital	$ 328	Rp 4,453	Rp 4,453
Number of shares issued	100,799,996,400	100,799,996,400	100,799,996,400
Sale of treasury stock, Shares		864,000,000
Initial public offering
Disclosure of classes of share capital [line items]
Additional paid-in capital gross | Rp		Rp 1,446	Rp 1,446
Number of shares issued	933,333,000	933,333,000	933,333,000
Treasury stock plan phase I
Disclosure of classes of share capital [line items]
Additional paid-in capital gross | Rp		Rp 544	Rp 544
Number of shares issued	211,290,500	211,290,500	211,290,500
Treasury stock plan phase II
Disclosure of classes of share capital [line items]
Additional paid-in capital gross | Rp		Rp 576	Rp 576
Sale of treasury stock, Shares	215,000,000	215,000,000
Employee stock ownership program
Disclosure of classes of share capital [line items]
Additional paid-in capital gross | Rp		Rp 228	228
Treasury stock plan phase III
Disclosure of classes of share capital [line items]
Additional paid-in capital gross | Rp		Rp 36	36
Sale of treasury stock, Shares	22,363,000	22,363,000
Treasury stock plan phase IV
Disclosure of classes of share capital [line items]
Additional paid-in capital gross | Rp		Rp 1,996	1,996
Sale of treasury stock, Shares	864,000,000	864,000,000
Series B shares
Disclosure of classes of share capital [line items]
Capitalized into 746,666,640 Series B shares in 1999 | Rp		Rp (373)	Rp (373)
Sale of treasury stock, Shares	746,666,640	746,666,640